STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) (RSUs) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD
Number of RSUs
Outstanding at the beginning of the period (in shares)	1,224,995	1,224,995	904,029	904,029	827,991	827,991
Granted (in shares)	843,592	843,592	856,784	856,784	486,343	486,343
Vested (in shares)	(573,613)	(573,613)	(499,038)	(499,038)	(379,121)	(379,121)
Forfeited (in shares)	(52,859)	(52,859)	(36,780)	(36,780)	(31,184)	(31,184)
Outstanding at the end of the period (in shares)	1,442,115	1,442,115	1,224,995	1,224,995	904,029	904,029	827,991	827,991
Outstanding - vested and not settled (in shares)	26,193	26,193
Outstanding - unvested (in shares)	1,415,922	1,415,922
Outstanding at the end of the period (in shares)	1,442,115	1,442,115	1,224,995	1,224,995	904,029	904,029	827,991	827,991
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 8.68	8.71	$ 8.43	8.94	$ 6.83	6.81
Granted (in dollars per share)	$ 11.38	12.09	$ 7.89	7.89	$ 10.84	10.83
Vested (in dollars per share)	$ 8.98	9.54	$ 7.67	7.67	$ 11.11	11.10
Forfeited (in dollars per share)	$ 9.17	9.74	$ 9.00	9.09	$ 8.43	8.54
Outstanding at the end of the period (in dollars per share)	$ 9.98	10.59	$ 8.68	8.71	$ 8.43	8.94	$ 6.83	6.81
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	1 year 10 months 6 days	1 year 10 months 6 days	1 year 10 months 24 days	1 year 10 months 24 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days
Outstanding at the end of the period	1 year 10 months 6 days	1 year 10 months 6 days	1 year 10 months 24 days	1 year 10 months 24 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 9,746		$ 6,346		$ 12,346
Vested (in dollars)	6,456		3,835		4,170
Outstanding at the end of the period (in dollars)	$ 34,867		$ 9,746		$ 6,346		$ 12,346